Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
A summary of property and equipment at December 31 follows:

	2022	2021
	(In thousands)
Land and land improvements	$17,435	$17,296
Buildings	60,708	58,870
Equipment	75,770	74,844
	153,913	151,010
Accumulated depreciation and amortization	(118,020)	(114,606)
Property and equipment, net	$35,893	$36,404